Quarterly Holdings Report
for
Fidelity® Small Cap Discovery Fund
January 31, 2023
SMR-NPRT3-0423
1.813037.118
Common Stocks - 99.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.3%
Entertainment - 3.1%
Capcom Co. Ltd.	2,800,000	90,730,697
Interactive Media & Services - 1.8%
Ziff Davis, Inc. (a)	600,000	53,688,000
Media - 0.4%
Emerald Holding, Inc. (a)	3,173,000	12,660,270
TOTAL COMMUNICATION SERVICES		157,078,967
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 3.0%
Adient PLC (a)	650,000	29,263,000
Patrick Industries, Inc.	850,000	60,324,500
		89,587,500
Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (a)	500,000	19,090,000
OneSpaWorld Holdings Ltd. (a)	1,500,000	15,765,000
		34,855,000
Household Durables - 7.8%
Helen of Troy Ltd. (a)	250,000	28,277,500
LGI Homes, Inc. (a)(b)	900,000	102,465,003
Tempur Sealy International, Inc.	2,500,000	101,875,000
		232,617,503
Specialty Retail - 2.4%
America's Car Mart, Inc. (a)(b)	300,000	25,842,000
Rent-A-Center, Inc.	1,175,500	31,609,195
Winmark Corp.	50,000	14,040,000
		71,491,195
TOTAL CONSUMER DISCRETIONARY		428,551,198
CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 2.3%
Performance Food Group Co. (a)	1,125,000	68,985,000
ENERGY - 4.6%
Energy Equipment & Services - 1.3%
ShawCor Ltd. Class A (a)(c)	3,699,100	39,477,825
Oil, Gas & Consumable Fuels - 3.3%
Parkland Corp. (b)	1,300,000	30,542,257
Sitio Royalties Corp.	2,492,600	66,228,382
		96,770,639
TOTAL ENERGY		136,248,464
FINANCIALS - 20.9%
Banks - 5.7%
BOK Financial Corp.	175,000	17,587,500
Cadence Bank	1,700,000	43,486,000
Cullen/Frost Bankers, Inc.	350,000	45,598,000
First Hawaiian, Inc.	1,500,000	41,160,000
PacWest Bancorp	784,800	21,707,568
		169,539,068
Capital Markets - 3.2%
BrightSphere Investment Group, Inc. (b)	2,071,692	48,581,177
Focus Financial Partners, Inc. Class A (a)	1,000,000	45,150,000
		93,731,177
Consumer Finance - 2.7%
FirstCash Holdings, Inc.	876,200	80,768,116
Diversified Financial Services - 1.0%
Cannae Holdings, Inc. (a)	1,200,000	29,328,000
Insurance - 8.3%
Assurant, Inc.	300,000	39,777,000
Enstar Group Ltd. (a)	333,300	80,758,590
First American Financial Corp.	1,500,000	92,805,000
Primerica, Inc.	207,847	33,619,252
		246,959,842
TOTAL FINANCIALS		620,326,203
HEALTH CARE - 8.5%
Biotechnology - 1.7%
Blueprint Medicines Corp. (a)	222,000	10,376,280
Cerevel Therapeutics Holdings (a)	493,500	16,853,025
Exelixis, Inc. (a)	897,800	15,819,236
Instil Bio, Inc. (a)	467,200	380,254
Keros Therapeutics, Inc. (a)	100,000	5,857,000
		49,285,795
Health Care Equipment & Supplies - 2.1%
Envista Holdings Corp. (a)	1,500,000	58,485,000
Utah Medical Products, Inc.	50,000	4,606,500
		63,091,500
Health Care Providers & Services - 3.9%
AdaptHealth Corp. (a)	1,000,000	21,430,000
Owens & Minor, Inc.	2,200,000	43,428,000
Premier, Inc.	800,000	26,688,000
R1 Rcm, Inc. (a)	1,750,000	25,042,500
		116,588,500
Pharmaceuticals - 0.8%
Arvinas Holding Co. LLC (a)	206,400	6,763,728
Prestige Brands Holdings, Inc. (a)	250,000	16,440,000
		23,203,728
TOTAL HEALTH CARE		252,169,523
INDUSTRIALS - 15.9%
Aerospace & Defense - 0.4%
Rheinmetall AG	50,000	11,632,505
Commercial Services & Supplies - 1.9%
Cimpress PLC (a)	800,000	26,152,000
The Brink's Co.	450,000	29,520,000
		55,672,000
Professional Services - 6.2%
ASGN, Inc. (a)	600,000	54,570,000
BGSF, Inc.	6,216	90,008
Insperity, Inc.	500,000	55,275,000
Kforce, Inc.	750,000	42,097,500
Persol Holdings Co. Ltd.	1,500,000	32,888,280
		184,920,788
Road & Rail - 3.1%
TFI International, Inc.	425,000	47,302,500
TFI International, Inc. (Canada)	400,000	44,549,998
		91,852,498
Trading Companies & Distributors - 4.3%
Beacon Roofing Supply, Inc. (a)	750,000	42,660,000
Univar Solutions, Inc. (a)	2,500,000	86,200,000
		128,860,000
TOTAL INDUSTRIALS		472,937,791
INFORMATION TECHNOLOGY - 13.6%
Electronic Equipment & Components - 5.3%
Insight Enterprises, Inc. (a)	900,000	101,448,000
TD SYNNEX Corp.	233,000	23,800,950
TTM Technologies, Inc. (a)	2,000,000	31,440,000
		156,688,950
IT Services - 4.9%
Concentrix Corp.	640,900	90,886,029
Genpact Ltd.	1,000,000	47,280,000
Tucows, Inc. (a)(b)	200,000	6,634,000
		144,800,029
Semiconductors & Semiconductor Equipment - 3.2%
Cirrus Logic, Inc. (a)	434,000	39,229,260
Ichor Holdings Ltd. (a)(c)	1,678,349	56,728,196
		95,957,456
Software - 0.2%
Consensus Cloud Solutions, Inc. (a)	99,999	5,876,941
TOTAL INFORMATION TECHNOLOGY		403,323,376
MATERIALS - 5.0%
Chemicals - 2.2%
Valvoline, Inc.	1,800,000	65,988,000
Construction Materials - 2.4%
RHI Magnesita NV	803,545	26,648,497
Wienerberger AG	1,500,000	44,844,937
		71,493,434
Metals & Mining - 0.4%
ERO Copper Corp. (a)	750,000	12,316,335
TOTAL MATERIALS		149,797,769
REAL ESTATE - 7.1%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Corporate Office Properties Trust (SBI)	500,000	14,035,000
Douglas Emmett, Inc.	2,500,000	41,875,000
Safehold, Inc.	76,550	2,676,188
		58,586,188
Real Estate Management & Development - 5.1%
Cushman & Wakefield PLC (a)(b)	4,725,000	68,181,750
Jones Lang LaSalle, Inc. (a)	450,000	83,191,500
		151,373,250
TOTAL REAL ESTATE		209,959,438
UTILITIES - 1.8%
Gas Utilities - 1.8%
Brookfield Infrastructure Corp. A Shares (b)	1,200,000	53,064,000
TOTAL COMMON STOCKS (Cost $2,393,233,781)		2,952,441,729

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (d)	21,205,034	21,209,275
Fidelity Securities Lending Cash Central Fund 4.38% (d)(e)	137,145,061	137,158,776
TOTAL MONEY MARKET FUNDS (Cost $158,368,051)		158,368,051

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $2,551,601,832)	3,110,809,780
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(139,929,715)
NET ASSETS - 100.0%	2,970,880,065

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated company
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	30,509,097	392,372,835	401,672,657	499,723	-	-	21,209,275	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	72,558,544	498,466,102	433,865,870	75,992	-	-	137,158,776	0.5%
Total	103,067,641	890,838,937	835,538,527	575,715	-	-	158,368,051

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Emerald Holding, Inc.	10,087,500	-	2,091,577	-	(9,620,395)	14,284,742	-
Ichor Holdings Ltd.	34,932,000	14,394,695	-	-	-	7,401,501	56,728,196
ShawCor Ltd. Class A	13,240,961	1,301,262	7,862	-	(11,237)	24,954,701	39,477,825
Total	58,260,461	15,695,957	2,099,439	-	(9,631,632)	46,640,944	96,206,021

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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